Revenue Recognition - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy		$ 176,000,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 67,000,000	58,000,000	$ 64,000,000
Bad debts expense	95,000,000	89,000,000	$ 96,000,000
Capitalized contract cost
Capitalized contract cost related to commission fees	139,000,000
Amortization of contract cost assets	108,000,000
Impairment of capitalized contract cost	$ 0
Minimum
Capitalized contract cost
Capitalized contract cost, amortization period	14 months
Maximum
Capitalized contract cost
Capitalized contract cost, amortization period	30 months
Revenue from contract with customer
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Bad debts expense	$ 94,000,000
Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy		$ 175,000,000
ASU 2014-09 | Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Change in accounting policy				$ 175,000,000